Benefit Plans (Changes in Other Comprehensive Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Domestic Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Prior service cost due to plan amendments	¥ (147)		¥ 1,528
Net actuarial gain (loss) incurred during the year	10,230	¥ (20,555)	171
Amortization of prior service cost	(4,365)	(4,394)	(4,361)
Recognized actuarial loss	2,470	1,691	1,621
Total	8,188	(23,258)	(1,041)
Foreign Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Prior service cost due to plan amendments		(155)
Net actuarial gain (loss) incurred during the year	(315)	(21)	(8,467)
Amortization of prior service cost	19	12	11
Recognized actuarial loss	1,068	1,256	608
Total	¥ 772	¥ 1,092	¥ (7,848)